NOTE 1. BASIS OF PRO FORMA PRESENTATION	12 Months Ended
Mar. 31, 2021
Pro Forma Financials [Member]
NOTE 1. BASIS OF PRO FORMA PRESENTATION

NOTE 1. BASIS OF PRO FORMA PRESENTATION

The unaudited pro forma condensed combined financial statements are based on the Company’s and ABTI’s historical consolidated financial statements as adjusted to give effect to the acquisition of ABTI and the shares issued as part of the acquisition. The unaudited pro forma combined statements of operations for the year ended March 31, 2021 give effect to the ABTI acquisition as if it had occurred on April 1, 2020. The unaudited proforma combined balance sheet as of March 31, 2021 gives effect to the ABTI acquisition as if it had occurred on March 31, 2021.

Historical financial information has been adjusted in the pro forma balance sheet to pro forma events that are: (1) directly attributable to the Acquisition; (2) factually supportable; and (3) expected to have a continuing impact on the Company’s results of operations. The pro forma adjustments presented in the pro forma combined balance sheet and statement of operations are described in Note 4— Pro Forma Adjustments.

The unaudited pro forma condensed combined financial information is for illustrative purposes only. These companies may have performed differently had they actually been combined for the periods presented. You should not rely on the pro forma combined financial information as being indicative of the historical results that would have been achieved had the companies always been combined or the future results that the combined companies will experience after the acquisition.